TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Tenant Origination and Absorption Costs
Finite-Lived Intangible Assets
2012	187
2013	187
2014	187
2015	187
2016	187
Thereafter	2,156
Total	3,091
Tenant Origination and Absorption Costs | Weighted Average
Finite-Lived Intangible Assets
Remaining Amortization Period	18 years
Tenant Relationship
Finite-Lived Intangible Assets
2012	20
2013	20
2014	20
2015	20
2016	20
Thereafter	457
Total	557
Tenant Relationship | Weighted Average
Finite-Lived Intangible Assets
Remaining Amortization Period	29 years 2 months